SHARE BASED COMPENSATION - Stock Option Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted (in dollars per share)	$ 8.9	$ 0	$ 81.0
Aggregate intrinsic value of options exercised	$ 1.7	$ 10.9	$ 19.2
Fair value of vested options	$ 57.2	$ 62.4	$ 36.0
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period	10 years
Vesting period	4 years
Share options | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	12 months
Vesting percentage	25.00%
Share options | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years